Lease and Non-Lease Components of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Revenue	$ 393,229,831	$ 413,096,606	$ 270,972,421
Time Charter
Disaggregation of revenue
Revenue	18,642,019	39,402,620	66,353,135
Time Charter | Lease component
Disaggregation of revenue
Revenue	16,551,871	30,584,686	50,536,021
Time Charter | Non-lease component
Disaggregation of revenue
Revenue	$ 2,090,148	$ 8,817,934	$ 15,817,114